VESSELS UNDER FINANCE LEASE, NET - Narrative (Details)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2019 vessel	Jun. 30, 2022 USD ($)	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Jun. 30, 2019 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2015 vessel
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel		8			7		8
Lease term					10 years
Funding received per vessel	$ 2,500,000
Finance lease ROU impairment					$ 70,009,000
Weighted average discount rate (percent)		6.30%			6.30%		6.30%
Weighted average lease term		8 years 7 months 6 days			8 years 1 month 6 days		8 years 7 months 6 days
SFL Leases
Lessee, Lease, Description [Line Items]
Lease term				10 years	10 years
Number of vessels reclassified as finance leases | vessel		7			7
Number of vessels sold and leased back | vessel					1
Increase in daily time charter rate					$ 1,535
Daily time charter rate					$ 19,135
Number of vessels sold and leased back | vessel				8	8
Variable interest rate level					0.10%
Purchase option net of sellers credit					$ 112,000,000
Charter term, extension					3 years
Daily charter rate, extension					$ 14,900
Charter hire expense					$ 900,000	$ 1,700,000
SFL Leases | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel					8		8	8
Daily operating expenses rate					$ 7,000
Profit share percentage (percent)					33.00%
Base LIBOR rate (percent)					0.40%
Daily time charter rate, adjusted					$ 50
Charter term, contractual					7 years
Daily time charter rate, adjusted					$ 25
Charter term, contractual					3 years
Profit share					$ 0	100,000
Purchase option net of sellers credit				$ 112,000,000	$ 112,000,000
Purchase option timing from lease inception					10 years
Charter term, extension					3 years
Daily charter rate, extension					$ 14,900	$ 14,900
Total minimum lease period					13 years
SFL Leases | Forecast | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Daily time charter rate			$ 14,900
SFL Leases | Charter Hire Expenses | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Lessee, Lease, Description [Line Items]
Finance leases average daily rate					$ 19,771